11. THIRD PARTY BORROWINGS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Third Party Borrowings Details 1
Long-term bank loans, current portion, Weighted Average Interest Rate	4.98%	6.79%
Long-term bank loans, Weighted Average Interest Rate	4.99%	6.34%
Long-term bank loans, current portion, Maturities	December 2017
Long-term bank loans, Maturities	December 2028
Long-term bank loans, current	$ 8,938	$ 14,784
Long-term bank loans	95,719	118,424
Total	$ 104,657	$ 133,208